Notes Payable (Details) - Schedule of notes payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2020
Debt Instrument [Line Items]
Outstanding principal, Total	$ 1,229,612	$ 1,358,211	$ 1,434,576
Less: Debt Discount	(42,620)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,186,992	1,342,664	1,434,576
Less: Current Debt	(1,151,087)	(1,278,672)	(1,221,539)
Total Long-Term Debt	35,905	63,992	213,037
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 198,577	198,577	$ 282,432
Interest Rate	1.00%		1.00%
Maturity Date, Description	May 2022		May 2022
The First December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 140,931	185,655
Interest Rate	10.00%		10.00%
Maturity Date, Description	June 2023		June 2023
The Second December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 323,094	313,979
Interest Rate	14.00%
Maturity Date, Description	June 2022
The First February 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 337,163
Maturity Date, Description	June 2023
The Second February 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 164,123
Interest Rate	14.00%		14.00%
Maturity Date, Description	June 2022		July 2021
First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 50,000
Second Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 15,724
Seller’s Choice Note [Member]
Debt Instrument [Line Items]
Outstanding principal, Total		$ 660,000	$ 660,000
Interest Rate	30.00%		30.00%	9.50%
Maturity Date, Description	September 2020		September 2020